ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Accounts Payable and Accrued Liabilities [Abstract]
Schedule of Accrued Liabilities [Table Text Block]

At March 31, 2017 and December 31, 2016, accounts payable and accrued liabilities consisted of the following:

	2017	2016
Accounts payable	$100,234	$248,456
Real estate taxes payable	286,560	667,811
Accrued compensation, board fees and other	389,592	300,500
Interest payable	90,199	66,468
	$866,585	$1,283,235

At December 31, 2016 and 2015, accounts payable and accrued liabilities consisted of the following:

	2016	2015
Accounts payable	$248,456	$321,815
Real estate taxes payable	667,811	415,124
Accrued compensation, board fees and other	300,500	343,750
Interest payable	66,468	62,749
	$1,283,235	$1,143,438